Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

There was no provision for (benefit of) income taxes for the years ended December 31, 2016 and 2015, after the application of ASC 740 “Income Taxes.”

The Internal Revenue Code of 1986, as amended, imposes substantial restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. There have been transactions that have changed the Company’s ownership structure since inception that may have resulted in one or more ownership changes as defined by the IRC Section 382. The Company’s stock issuance arising from convertible debt in 2012 has resulted in a limitation of net operating loss carry forward for the Company of $13,807,335 over a 20-year period.

At December 31, 2016, the Company had available Federal operating loss carry forwards to reduce future taxable income. Additional Federal net operating loss carry forward of $1,601,551 for 2016 would make available approximately $21,775,380 as of December 31, 2016. The Federal net operating loss carry forwards begin to expire in 2028. Capital loss carryovers may only be used to offset capital gains.

Given the Company’s history of net operating losses, management has determined that it is more likely than not the Company will not be able to realize the tax benefit of the net operating loss carry forwards. ASC 740 requires that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets at December 31, 2016 and 2015, respectively. Upon the attainment of taxable income by the Company, management will assess the likelihood of realizing the deferred tax benefit associated with the use of the net operating loss carry forwards and will recognize a deferred tax asset at that time.

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2016	December 31, 2015
Net operating loss carry forward	$7,403,629	$6,859,102
Depreciation and accretion	3,106	7,222
Equity based expenses	86,734	1,920,230
Impairment losses on oil and gas properties	—	1,559,951
Deferred taxes	7,493,469	10,346,505
Valuation allowance	(7,493,469)	(10,346,505)
Net Deferred Income Tax Assets	$—	$—

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	12/31/2016	12/31/2015
Net operating loss	34%	34%
Meals and entertainment	1%	15%
Debt discount accretion	0.11%	0.10%
Net operating loss reduction due to IRC 382	—	—%
Change in valuation allowance	33.89%	33.75%
Effective income tax rate	—%	—%

ASC 740 provides guidance which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. Under the current accounting guidelines, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2016 and 2015 the Company does not have a liability for unrecognized tax benefits.

The Company has elected to include interest and penalties related to uncertain tax positions as a component of income tax expense. To date, no penalties or interest has been accrued.

Tax years 2011 forward are open and subject to examination by the Federal taxing authority. The Company is not currently under examination and it has not been notified of a pending examination.